Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Valuation allowance deferred tax asset increase decrease amount		$ 48.6	$ 29.9
Threshold minimum percentage for recognition of tax benefit		50.00%
Unrecognized tax benefits income tax penalties and interest expense		$ 0.0	0.0
Assembly Bill Eighty Five [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards, Limitations on use	three-year suspension of the use of net operating losses for medium and large businesses
Tax credit carryforward, Limitations on use	three-year cap on the use of business incentive tax credits
Operating loss carryforwards, Years under limitations on use	taxable years 2020, 2021 and 2022
Tax credit carryforward, Years under limitations on use	taxable years 2020, 2021 and 2022.
Maximum [Member] | Assembly Bill Eighty Five [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, Amount allowed to offset under limitations on use, Per year	$ 5.0
Minimum [Member] | Assembly Bill Eighty Five [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards, Taxable income limit set for limitations on use	$ 1.0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards		$ 551.0	373.7
Operating loss carryforwards expiration year		2034
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward expiration year		2038
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Eight [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward, amount		$ 4.2	2.9
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards		$ 429.1	309.5
Operating loss carryforwards expiration year		2024
State and Local Jurisdiction [Member] | Indefinite Tax Year [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforward, amount		$ 3.7	$ 2.4